Property, plant and equipment	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Property, plant and equipment
10.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2021	31 December 2020
Property, plant and equipment owned	24 248	24 191
Property, plant and equipment leased (right-of-use assets)	2 370	2 228

Total property, plant and equipment	26 618	26 419

	30 June 2021				31 December 2020
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 237	34 976	1 780	48 993	48 757
Effect of movements in foreign exchange	4	4	35	43	(1 644)
Acquisitions	5	594	1 274	1 873	3 188
Acquisitions through business combinations	—	—	—	—	111
Disposals	(19)	(344)	—	(363)	(1 274)
Disposals through the sale of subsidiaries	(2)	(8)	—	(10)	—
Transfer (to)/from other asset categories and other movements¹	200	699	(1 031)	(133)	(145)

Balance at end of the period	12 425	35 921	2 058	50 403	48 993

Depreciation and impairment losses
Balance at end of previous year	(3 950)	(20 852)	—	(24 802)	(23 242)
Effect of movements in foreign exchange	(2)	(21)	—	(23)	625
Depreciation	(192)	(1 488)	—	(1 680)	(3 250)
Disposals	9	307	—	316	1 130
Disposals through the sale of subsidiaries	—	5	—	5	—
Impairment losses	(4)	(61)	—	(66)	(145)
Transfer to/(from) other asset categories and other movements¹	11	85	—	95	80

Balance at end of the period	(4 128)	(22 027)	—	(26 155)	(24 802)

Carrying amount
at 31 December 2020	8 287	14 124	1 780	24 191	24 191
at 30 June 2021	8 297	13 894	2 057	24 248	—
As at 30 June 2021, the carrying amount of property, plant and equipment subject to restrictions on title amounted to 2m US dollar (31 December 2020: 2m US dollar).
Contractual commitments to purchase property, plant and equipment amounted to 928m US dollar as at 30 June 2021 compared to 528m US dollar as at 31 December 2020.
AB InBev’s net capital expenditures in the statement of cash flow amounted to 2 104m US dollar in 2021 compared to 1 524m US dollar for the same period last year. Out of the total 2021 capital expenditures approximately 42% was used to improve the company’s production facilities while 46% was used for logistics and commercial investments and 12% for improving administrative capabilities and for the purchase of hardware and software.
1

1
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
..

Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 30 June	1 784	586	2 370
Depreciation for the six-month period ended 30 June	(184)	(98)	(282)

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 726	502	2 228
Depreciation for the six-month period ended 30 June	(169)	(75)	(244)
Additions to
right-of-use
assets for the
six-month
period ended 30 June 2021 were 347m US dollar (30 June 2020: 393m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases.
The expense related to short-term and
low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.